Schedule of Investments (unaudited) November 30, 2020	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.9%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/23 (PR 09/01/22)	$2,500	$2,709,650
5.00%, 09/01/26 (PR 09/01/22)	15	16,258
Series B, 5.00%, 09/01/24	230	270,448
Series B, 5.00%, 09/01/25	110	134,323
Alabama Public School & College Authority RB
Series B, 5.00%, 01/01/21	1,540	1,545,929
Series B, 5.00%, 01/01/22	5,840	6,141,753
Series B, 5.00%, 01/01/23	835	917,774
Series B, 5.00%, 01/01/24	8,360	9,579,222
Alabama Public School and College Authority RB
Series A, 5.00%, 11/01/25	3,000	3,692,550
Series B, 5.00%, 01/01/25 (Call 07/01/24)	525	613,793
Auburn University RB, Series A, 5.00%, 06/01/41 (PR 06/01/21)	7,650	7,835,130

		33,456,830

Arizona — 2.4%
Arizona Department of Transportation State Highway Fund Revenue RB
5.00%, 07/01/24	225	262,827
Series A, 5.00%, 07/01/21	5,770	5,929,599
Series A, 5.00%, 07/01/22 (PR 07/01/21)	1,535	1,578,180
Series A, 5.00%, 07/01/24 (PR 07/01/21)	5,400	5,551,902
Series A, 5.00%, 07/01/25 (PR 07/01/22)	5,000	5,379,350
Arizona School Facilities Board COP, Series A, 5.00%, 09/01/21	2,640	2,734,142
Arizona Transportation Board RB
5.00%, 07/01/21	1,840	1,891,115
5.00%, 07/01/22	8,245	8,866,508
5.00%, 07/01/24	3,165	3,697,100
Series A, 5.00%, 07/01/22	575	618,343
Series A, 5.00%, 07/01/23	750	841,905
Series A, 5.00%, 07/01/24	3,810	4,450,537
Arizona Water Infrastructure Finance Authority RB, Serise A, 5.00%, 10/01/24	220	259,725
City of Chandler AZ GOL, 5.00%, 07/01/24	4,000	4,685,000
City of Phoenix AZ GO
4.00%, 07/01/22	460	487,798
4.00%, 07/01/23	9,140	10,025,026
4.00%, 07/01/24	330	373,857
City of Phoenix Civic Improvement Corp. RB
Series B, 5.00%, 07/01/21	160	164,462
Series B, 5.00%, 07/01/22	685	736,861
Series B, 5.00%, 07/01/24	1,800	2,105,424
County of Maricopa AZ COP, 5.00%, 07/01/22	250	268,595
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/22	610	656,281
Maricopa County Community College District GO
5.00%, 07/01/21	4,000	4,112,280
5.00%, 07/01/23	2,530	2,833,043
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/22	1,000	1,052,230
5.00%, 01/01/23	2,215	2,436,522
5.00%, 01/01/24	2,610	2,994,114
Series A, 5.00%, 01/01/21	3,500	3,513,650
Series A, 5.00%, 01/01/22	3,955	4,161,570
Series A, 5.00%, 01/01/23	955	1,050,510

Security	Par (000)	Value

Arizona (continued)
Series A, 5.00%, 12/01/23	$5,565	$5,828,670
Series A, 5.00%, 01/01/26	2,500	3,100,625
State of Arizona COP, Series A, 5.00%, 10/01/21	2,330	2,422,967

		95,070,718

Arkansas — 0.2%
State of Arkansas GO, 5.00%, 06/15/21	9,500	9,746,335

California — 13.3%
Acalanes Union High School District GO, Series B, 0.00%, 08/01/46 (PR 08/01/21)(a)	4,150	689,689
Bay Area Toll Authority RB
Series C, 2.10%, 04/01/45(b)(c)	1,500	1,523,265
Series F-1, 5.00%, 04/01/22	230	244,853
Series F-1, 5.00%, 04/01/23 (PR 04/01/22)	1,630	1,734,809
Series F-1, 5.00%, 04/01/54 (PR 04/01/24)	9,395	10,884,389
Series S-4, 5.00%, 04/01/43 (PR 04/01/23)	9,745	10,834,491
California Educational Facilities Authority RB
Series C, 5.25%, 10/01/24	7,895	9,402,234
Series U-5, 5.00%, 05/01/21	1,625	1,657,663
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/21	8,250	8,581,237
5.00%, 10/01/22	810	881,474
5.00%, 10/01/23	970	1,101,037
5.00%, 10/01/24	1,495	1,767,464
California State Public Works Board RB
Series A, 5.00%, 04/01/22	340	361,723
Series A, 5.00%, 04/01/24 (Call 04/01/22)	505	536,679
Series A, 5.00%, 09/01/24	195	229,053
Series A, 5.00%, 04/01/25 (Call 04/01/22)	30	31,882
Series A, 5.00%, 09/01/25 (Call 09/01/24)	650	762,983
Series B, 5.00%, 10/01/21	1,000	1,039,900
Series B, 5.00%, 10/01/22	110	119,643
Series B, 5.00%, 10/01/24	60	70,708
Series E, 5.00%, 09/01/21	2,375	2,460,262
Series F, 5.00%, 05/01/21	1,475	1,504,338
Series F, 5.00%, 05/01/22	1,060	1,131,804
Series F, 5.00%, 05/01/24	1,055	1,223,009
Series G, 5.00%, 01/01/21	1,655	1,661,405
California State University RB
Series A, 5.00%, 11/01/21	1,770	1,848,871
Series A, 5.00%, 11/01/42 (PR 11/01/21)	50	52,186
Series B-2, 4.00%, 11/01/49 (Put 05/01/21)(b)(c)	2,150	2,180,422
Series B-3, 4.00%, 11/01/51(b)(c)	6,900	7,464,834
Chino Basin Regional Financing Authority RB, Series B, 4.00%, 11/01/25 (Call 08/01/25)	5,000	5,882,100
City & County of San Francisco CA GO, Series R-1, 5.00%, 06/15/21	450	461,768
City of Long Beach CA Harbor Revenue RB
Series A, 5.00%, 12/15/20	2,625	2,629,567
Series C, 4.00%, 07/15/21	425	434,856
City of Los Angeles CA RB, 4.00%, 06/24/21	8,600	8,784,556
City of Los Angeles CA Wastewater System Revenue RB, Series B, 5.00%, 06/01/24 (Call 06/01/22)	260	278,629
City of Los Angeles Department of Airports RB, Series B, 5.00%, 05/15/24	2,000	2,325,860
City of San Francisco CA Public Utilities Commission Water Revenue RB, 5.00%, 11/01/22	1,605	1,751,440
Contra Costa Community College District GO, 5.00%, 08/01/38 (PR 08/01/23)	2,500	2,818,650
County of Los Angeles CA RB, Series A, 4.00%, 06/30/21	6,000	6,131,640

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
East Bay Municipal Utility District Water System Revenue RB
Series 2014-B, 5.00%, 06/01/24	$655	$764,830
Series B, 5.00%, 06/01/21	1,300	1,331,395
Foothill-De Anza Community College District GO, Series C, 5.00%, 08/01/40 (PR 08/01/21)	2,510	2,591,098
Long Beach Community College District GO, Series B, 5.00%, 08/01/39 (PR 08/01/22)	15	16,206
Los Angeles Community College District/CA GO
Series A, 5.00%, 08/01/22	1,375	1,486,018
Series A, 5.00%, 08/01/23	25	28,182
Series A, 5.00%, 08/01/24	325	381,677
Series B-1, 5.00%, 08/01/21	6,050	6,245,475
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 06/01/24	1,745	2,034,932
Series A, 5.00%, 07/01/21	3,040	3,124,603
Los Angeles Department of Water & Power Power System Revenue RB, Series A, 5.00%, 07/01/24 (Call 01/01/23)	250	274,838
Los Angeles Department of Water & Power RB, Series A, 5.00%, 07/01/25	6,925	8,435,758
Los Angeles Department of Water & Power System Revenue RB
Series A, 4.00%, 07/01/21	1,275	1,303,101
Series A, 5.00%, 07/01/21	2,130	2,189,278
Series B, 5.00%, 01/01/22 (Call 12/01/21)	635	665,353
Series B, 5.00%, 07/01/23	2,500	2,807,725
Series B, 5.00%, 07/01/24	1,000	1,170,070
Los Angeles Department of Water RB, Series C, 5.00%, 07/01/25 (Call 07/01/22)	1,510	1,624,926
Los Angeles Unified School District/CA GO
Series 2008-A, 5.00%, 07/01/25 (Call 07/01/21)	1,200	1,233,264
Series A, 5.00%, 07/01/21	4,755	4,887,332
Series A, 5.00%, 07/01/22	3,475	3,734,061
Series A, 5.00%, 07/01/23	14,320	16,058,878
Series A, 5.00%, 07/01/24	16,575	19,355,125
Series A, 5.00%, 07/01/25	1,935	2,346,304
Series A-2, 5.00%, 07/01/21	2,900	2,980,707
Series B, 5.00%, 07/01/21	560	575,585
Series B, 5.00%, 07/01/24	110	128,450
Series B-1, 5.00%, 07/01/23	500	560,715
Series C, 5.00%, 07/01/21	570	585,863
Series C, 5.00%, 07/01/24	585	683,122
Series C, 5.00%, 07/01/25	5,000	6,062,800
Metropolitan Water District of Southern California RB
Series A, 5.00%, 07/01/22	85	91,435
Series A, 5.00%, 07/01/24	1,000	1,170,850
Series B, 5.00%, 08/01/22 (Call 07/01/22)	1,000	1,075,710
Riverside County Transportation Commission RB, Series A, 5.25%, 06/01/39 (PR 06/01/23)	3,025	3,406,150
Sacramento Municipal Utility District RB, Series A, 5.00%, 08/15/49 (Put 04/20/23)(b)(c)	2,820	3,126,703
San Diego Association of Governments RB, 5.00%, 11/15/24 (Call 11/15/23)	1,500	1,708,350
San Diego Community College District GO
5.00%, 08/01/28 (PR 08/01/22)	450	485,784
5.00%, 08/01/43 (PR 08/01/23)	3,000	3,378,090
San Diego County Regional Transportation Commission RB, Series A, 4.00%, 04/01/21	8,000	8,101,440

Security	Par (000)	Value

California (continued)
San Diego Public Facilities Financing Authority RB, Series A, 5.00%, 05/15/21	$7,000	$7,153,300
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/22 (NPFGC)(a),	1,000	995,970
Series A, 5.00%, 07/01/21	2,200	2,261,490
Series D-2, 5.00%, 07/01/22	3,065	3,297,542
Series K-2, 4.00%, 07/01/21	2,010	2,054,521
San Francisco City & County Airport Commission San Francisco International Airport RB
Second Series A, 5.00%, 05/01/21	1,000	1,019,170
Series D, 5.00%, 05/01/24	1,000	1,154,820
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, Series C, 2.13%, 10/01/48 (Put 04/01/23)(b)(c)	1,000	1,034,810
Santa Monica-Malibu Unified School District GO, Series D, 5.00%, 08/01/43 (PR 08/01/23)	1,525	1,719,377
Silicon Valley Clean Water RB, Series A, 3.00%, 03/01/24 (Call 09/01/23)	2,080	2,220,754
Southern California Public Power Authority RB, Series A, 5.00%, 04/01/24 (Call 01/01/24)	5,120	5,864,960
State of California Department of Water Resources Power Supply Revenue RB
Series N, 5.00%, 05/01/21	1,645	1,678,410
Series O, 5.00%, 05/01/21	9,065	9,249,110
Series O, 5.00%, 05/01/22	2,940	3,140,890
State of California Department of Water Resources RB
Series AS, 5.00%, 12/01/22	25	27,375
Series AS, 5.00%, 12/01/23	290	331,253
Series AS, 5.00%, 12/01/24	475	564,466
Series AX, 5.00%, 12/01/21	950	995,800
Series AX, 5.00%, 12/01/22	450	492,746
Series BB, 5.00%, 12/01/22	5,090	5,573,499
Series BB, 5.00%, 12/01/24	5,000	5,941,750
State of California GO
2.00%, 11/01/22	2,500	2,585,425
3.00%, 05/01/21	2,000	2,023,580
3.00%, 03/01/25	7,000	7,801,710
4.00%, 10/01/21	340	350,717
4.00%, 09/01/22	250	266,515
4.00%, 05/01/23	1,015	1,106,797
4.00%, 10/01/23	25	27,642
4.00%, 10/01/24	1,205	1,376,194
4.00%, 04/01/25	3,890	4,511,194
4.00%, 12/01/30 (Put 06/01/21)(b)(c)	2,430	2,476,243
5.00%, 02/01/21	1,705	1,718,538
5.00%, 03/01/21	775	778,023
5.00%, 04/01/21	2,000	2,032,040
5.00%, 08/01/21	2,455	2,533,462
5.00%, 09/01/21	15,305	15,853,225
5.00%, 10/01/21	3,315	3,446,970
5.00%, 11/01/21	1,420	1,482,196
5.00%, 02/01/22	7,605	8,029,131
5.00%, 03/01/22	1,000	1,059,760
5.00%, 04/01/22	3,050	3,244,437
5.00%, 05/01/22	2,520	2,682,893
5.00%, 08/01/22	6,135	6,622,855
5.00%, 09/01/22	2,225	2,410,766
5.00%, 10/01/22	1,870	2,033,569
5.00%, 11/01/22	3,400	3,710,896
5.00%, 02/01/23	415	457,666

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 02/01/23 (Call 02/01/22)	$1,490	$1,572,710
5.00%, 04/01/23	5,390	5,986,134
5.00%, 08/01/23	6,860	7,725,321
5.00%, 09/01/23	5,685	6,424,107
5.00%, 09/01/23 (Call 09/01/22)	1,555	1,684,049
5.00%, 10/01/23	2,560	2,902,708
5.00%, 11/01/23	1,640	1,865,894
5.00%, 12/01/23	100	114,160
5.00%, 03/01/24	3,910	4,508,034
5.00%, 04/01/24	15,525	17,960,096
5.00%, 09/01/24 (Call 09/01/22)	2,300	2,490,463
5.00%, 10/01/24	455	536,968
5.00%, 11/01/24	3,650	4,321,709
5.00%, 11/01/24 (Call 11/01/23)	560	637,134
5.00%, 12/01/24 (Call 12/01/23)	1,600	1,826,560
5.00%, 03/01/25	390	467,571
5.00%, 04/01/25	20,690	24,883,863
5.00%, 10/01/25	8,525	10,446,705
5.00%, 03/01/26 (Call 03/01/25)	700	838,243
5.25%, 09/01/22	855	930,112
5.25%, 10/01/22	1,090	1,190,313
5.25%, 02/01/23	1,775	1,967,055
5.25%, 09/01/23 (Call 09/01/21)	515	534,529
5.25%, 09/01/24 (Call 09/01/21)	835	866,596
Series A, 5.00%, 10/01/21	300	311,943
Series A, 5.00%, 08/01/23	615	692,576
Series A, 5.00%, 10/01/24	635	749,395
Series B, 5.00%, 08/01/21	5,090	5,252,676
Series B, 5.00%, 09/01/21	5,025	5,204,995
Series B, 5.00%, 08/01/22	5,090	5,494,757
Series B, 5.00%, 09/01/22	3,000	3,250,470
Series B, 5.00%, 09/01/23	65	73,450
Series B, 5.00%, 08/01/24	2,470	2,895,803
Series B, 5.00%, 09/01/24	4,435	5,216,757
Series B, 5.00%, 11/01/25	7,985	9,815,162
University of California RB
Series A, 5.00%, 05/15/25	1,000	1,207,280
Series AK, 5.00%, 05/15/48(b)(c)	7,005	7,816,109
Series AO, 5.00%, 05/15/21	4,570	4,669,854
Series AO, 5.00%, 05/15/23	580	647,158
Series AT, 1.40%, 05/15/46(b)(c)	900	900,909
Series E, 5.00%, 05/15/21	1,635	1,641,360
Series I, 5.00%, 05/15/21	3,025	3,091,096

		520,700,797

Colorado — 0.4%
Board of Governors of Colorado State University System RB, Series E, 5.00%, 03/01/38 (PR 03/01/23) (HERBIP)	2,000	2,214,180
City & County of Denver CO Airport System Revenue RB, Series D, 5.00%, 11/15/31(b)(c)	1,500	1,635,615
City & County of Denver Co. GO, Series C, 5.00%, 08/01/22	1,000	1,080,390
Denver City & County School District No. 1 GO, Series B, 5.00%, 12/01/26 (PR 12/01/22) (SAW)	935	1,023,226
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/22 (NPFGC)(a)	1,550	1,535,275
State of Colorado RB, 4.00%, 06/25/21	5,000	5,108,100

Security	Par (000)	Value

Colorado (continued)
University of Colorado RB
Series B, 5.00%, 06/01/41 (PR 06/01/22)	$420	$450,190
Series C, 2.00%, 06/01/54(b)(c)	2,500	2,639,625

		15,686,601

Connecticut — 2.5%
Connecticut State Health & Educational Facilities Authority RB
Series 2014-A, 1.10%, 07/01/48(b)(c)	7,300	7,419,720
Series A-1, VRDN, 5.00%, 07/01/42(b)(c)	1,700	1,829,268
Series A-2, VRDN, 5.00%, 07/01/42(b)(c)	1,050	1,129,842
Series C-2, VRDN, 5.00%, 07/01/57(b)(c)	3,630	3,999,026
State of Connecticut GO
Series A, 3.00%, 01/15/21	1,300	1,304,290
Series A, 5.00%, 10/15/21	1,445	1,504,823
Series A, 5.00%, 03/15/22	5,430	5,762,425
Series A, 5.00%, 04/15/22	640	681,715
Series A, 5.00%, 01/15/23	330	362,795
Series A, 5.00%, 03/15/23	250	276,645
Series A, 5.00%, 04/15/23	1,620	1,798,848
Series A, 5.00%, 10/15/23	810	917,649
Series A, 5.00%, 10/15/24 (Call 10/15/23)	5,000	5,663,250
Series A, 5.00%, 04/15/25	275	328,977
Series B, 3.00%, 01/15/21	415	416,370
Series B, 3.00%, 04/15/22	25	25,946
Series B, 5.00%, 05/15/21	3,185	3,253,700
Series B, 5.00%, 01/15/22	1,600	1,685,280
Series B, 5.00%, 02/15/22	5,000	5,286,300
Series B, 5.00%, 05/15/22 (Call 05/15/21)	2,500	2,553,825
Series B, 5.00%, 04/15/23	5,090	5,651,936
Series B, 5.00%, 04/15/23 (Call 04/15/22)	1,000	1,064,190
Series B, 5.00%, 01/15/24	2,460	2,810,009
Series B, 5.00%, 05/15/24	2,935	3,396,705
Series B, 5.00%, 05/15/25	1,950	2,339,824
Series C, 5.00%, 06/01/22	570	610,527
Series C, 5.00%, 06/15/22	535	574,023
Series C, 5.00%, 06/01/23 (Call 06/01/22)	2,030	2,172,364
Series C, 5.00%, 06/15/23	525	586,824
Series D, 5.00%, 10/01/22 (Call 10/01/21)	1,000	1,003,830
Series D, 5.00%, 04/15/24	330	380,672
Series E, 5.00%, 09/15/21	1,000	1,037,440
Series E, 5.00%, 10/15/21	550	572,770
Series E, 5.00%, 10/15/22	3,030	3,298,852
Series E, 5.00%, 10/15/23	1,590	1,801,311
Series F, 5.00%, 09/15/21	760	788,454
Series G, 5.00%, 11/01/21	1,095	1,142,654
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 08/01/21	8,140	8,396,817
Series A, 5.00%, 09/01/21	2,640	2,733,747
Series A, 5.00%, 01/01/22	565	594,007
Series A, 5.00%, 08/01/22	1,885	2,033,576
Series A, 5.00%, 09/01/23	710	800,213
Series A, 5.00%, 10/01/23	1,680	1,899,290
Series A, 5.00%, 01/01/24 (Call 01/01/23)	1,375	1,507,976
Series A, 5.00%, 09/01/24	1,545	1,808,500
Series A, 5.00%, 10/01/24 (Call 10/01/23)	550	621,792
Series A, 5.00%, 09/01/25	1,280	1,549,555
Series B, 5.00%, 10/01/22	1,025	1,113,867
Series B, 5.00%, 10/01/25	375	455,310

		98,947,729

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Delaware — 0.2%
Delaware Transportation Authority RB, 5.00%, 07/01/22	$5,475	$5,895,863
State of Delaware GO
Series A, 5.00%, 08/01/22	1,475	1,593,841
Series B, 5.00%, 07/01/23	520	584,584

		8,074,288

District of Columbia — 1.0%
District of Columbia GO
Series A, 5.00%, 06/01/21	675	691,234
Series A, 5.00%, 06/01/22	2,710	2,905,635
Series A, 5.00%, 06/01/23	225	251,816
Series A, 5.00%, 06/01/24 (Call 06/01/23)	170	190,171
Series B, 5.00%, 06/01/22	2,065	2,214,072
Series B, 5.00%, 06/01/23	2,375	2,658,052
District of Columbia RB
Series A, 5.00%, 12/01/23 (Call 12/01/22)	3,050	3,342,342
Series A, 5.00%, 12/01/24 (Call 12/01/22)	75	82,157
Series B, 5.00%, 10/01/21	3,500	3,640,525
Series B, 5.00%, 10/01/23	1,785	2,025,600
Series B, 5.00%, 10/01/24	1,500	1,772,745
Series C, 5.00%, 10/01/21	1,465	1,523,820
Series C, 5.00%, 10/01/24	10,800	12,763,764
District of Columbia Water & Sewer Authority RB, Series A, 5.00%, 10/01/48 (PR 10/01/23)	2,745	3,114,202

		37,176,135

Florida — 2.0%
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/22	2,000	2,175,700
5.00%, 10/01/23	710	804,622
5.00%, 10/01/24	1,920	2,264,275
Florida Municipal Power Agency RB, Series A, 5.00%, 10/01/21	1,900	1,973,036
Florida’s Turnpike Enterprise RB, Series A, 5.00%, 07/01/21	1,695	1,742,087
Hillsborough County School Board COP, 5.00%, 07/01/28 (PR 07/01/22)	10,705	11,517,188
State of Florida Department of Transportation Turnpike System Revenue RB, Series A, 5.00%, 07/01/23	1,250	1,403,175
State of Florida GO
Series A, 5.00%, 06/01/21	8,560	8,765,440
Series A, 5.00%, 06/01/22	6,075	6,512,643
Series A, 5.00%, 06/01/23	18,745	20,984,090
Series B, 5.00%, 06/01/24 (Call 06/01/22)	1,035	1,109,479
Series C, 5.00%, 06/01/22	5,000	5,360,200
Series D, 5.00%, 06/01/22	1,220	1,307,889
Series D, 5.00%, 06/01/24 (Call 06/01/21)	1,270	1,300,734
Series D, 5.00%, 06/01/25 (Call 06/01/21)	6,375	6,529,275
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/21	2,560	2,631,706
Series A, 5.00%, 07/01/22 (Call 07/01/21)	400	411,180
Series A, 5.00%, 07/01/24	1,445	1,689,624

		78,482,343

Georgia — 3.1%
City of Atlanta Department of Aviation RB, Series A, 5.00%, 01/01/21	2,590	2,599,842
City of Atlanta GA Airport Passenger Facility Charge RB
Series F, 5.00%, 07/01/21	1,000	1,027,420
Series F, 5.00%, 07/01/23	665	743,743

Security	Par (000)	Value

Georgia (continued)
City of Atlanta GA Department of Aviation RB, Series A, 5.00%, 07/01/25	$2,000	$2,407,900
Georgia State Road & Tollway Authority RB
Series A, 5.00%, 03/01/21 (GTD),	2,380	2,408,584
Series B, 5.00%, 06/01/21	1,025	1,049,805
Gwinnett County School District GO
5.00%, 08/01/21 (SAW),	7,000	7,225,190
5.00%, 02/01/22	1,910	2,017,686
5.00%, 08/01/22 (SAW),	2,275	2,457,887
Metropolitan Atlanta Rapid Transit Authority RB
Series A, 3.75%, 07/01/21	7,120	7,267,028
Series A, 4.00%, 07/01/25	1,500	1,751,430
Municipal Electric Authority of Georgia RB
5.00%, 01/01/23	1,000	1,094,290
Series A, 5.00%, 01/01/21	1,000	1,003,820
State of Georgia GO
Series A, 5.00%, 07/01/21	10,000	10,280,700
Series A, 5.00%, 07/01/22	7,615	8,195,263
Series A, 5.00%, 07/01/23	5,105	5,737,612
Series A, 5.00%, 07/01/25	4,725	5,753,396
Series A, 5.00%, 08/01/25	10,050	12,276,175
Series A1, 5.00%, 02/01/25	100	119,877
Series A-1, 5.00%, 02/01/22	250	264,065
Series A-1, 5.00%, 02/01/23	4,055	4,477,491
Series A-1, 5.00%, 02/01/24	3,845	4,427,364
Series A-2, 5.00%, 02/01/25 (Call 02/01/24)	275	316,671
Series C, 4.00%, 09/01/21	120	123,439
Series C, 4.00%, 09/01/22	200	213,358
Series C, 4.00%, 10/01/22	1,000	1,069,970
Series C, 4.00%, 10/01/23 (Call 10/01/22)	440	470,637
Series C, 5.00%, 07/01/21	3,735	3,839,841
Series C, 5.00%, 07/01/25 (PR 07/01/21)	3,725	3,829,784
Series C-1, 5.00%, 07/01/24	1,525	1,786,156
Series E, 5.00%, 12/01/22	3,430	3,760,172
Series E, 5.00%, 12/01/23	565	646,100
Series E, 5.00%, 12/01/25	6,160	7,619,181
Series F, 5.00%, 01/01/23	3,345	3,680,269
Series F, 5.00%, 01/01/25	6,795	8,119,210
Series I, 5.00%, 07/01/21	1,000	1,028,070

		121,089,426

Hawaii — 1.6%
City & County Honolulu HI Wastewater System Revenue RB
Series A, 5.00%, 07/01/42 (PR 07/01/22)	11,705	12,593,058
Series A, 5.25%, 07/01/36 (PR 07/01/21)	1,000	1,029,580
City & County of Honolulu HI GO, Series B, 5.00%, 03/01/25	4,320	5,171,126
State of Hawaii GO
Series DZ, 5.00%, 12/01/31 (PR 12/01/21)	1,240	1,298,751
Series EA, 5.00%, 12/01/22 (Call 12/01/21)	260	272,319
Series EA, 5.00%, 12/01/23 (Call 12/01/21)	2,000	2,094,680
Series EF, 5.00%, 11/01/21	545	568,871
Series EF, 5.00%, 11/01/23 (Call 11/01/22)	1,250	1,363,475
Series EF, 5.00%, 11/01/24 (Call 11/01/22)	3,000	3,271,920
Series EH, 5.00%, 08/01/21 (ETM)	675	696,438
Series EH-2017, 5.00%, 08/01/21	315	325,027
Series EH-2017, 5.00%, 08/01/21 (ETM)	10	10,318
Series EO, 5.00%, 08/01/25 (Call 08/01/24)	2,500	2,926,500
Series EP, 5.00%, 08/01/22	3,270	3,528,297
Series EY, 5.00%, 10/01/23	2,000	2,265,320

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hawaii (continued)
Series EY, 5.00%, 10/01/24	$3,500	$4,126,115
Series FB, 5.00%, 04/01/23	9,205	10,213,960
Series FH, 5.00%, 10/01/22	4,785	5,200,769
Series FH, 5.00%, 10/01/23	565	639,953
Series FH, 5.00%, 10/01/24	750	884,168
Series FT, 5.00%, 01/01/24	1,855	2,122,435
Series GA, 5.00%, 10/01/21	2,000	2,079,620

		62,682,700

Illinois — 2.8%
Chicago O’Hare International Airport RB
5.75%, 01/01/39 (PR 01/01/21)	7,200	7,232,400
Series 2015-B, 5.00%, 01/01/21	2,550	2,559,588
Series B, 5.00%, 01/01/23	500	547,915
Series B, 6.00%, 01/01/41 (PR 01/01/21)	4,800	4,822,752
Series C, 6.50%, 01/01/41 (PR 01/01/21)	2,000	2,010,240
Illinois State Toll Highway Authority RB
5.00%, 01/01/25	5,415	6,407,190
Series A, 5.00%, 12/01/20	3,430	3,430,000
Series A, 5.00%, 12/01/21	4,795	5,017,248
Series A, 5.00%, 12/01/22	1,000	1,090,580
Series B, 5.00%, 01/01/25	3,000	3,551,010
Series D, 5.00%, 01/01/21	600	602,250
Sales Tax Securitization Corp. RB, Series A, 5.00%, 01/01/25	515	589,335
State of Illinois GO
4.88%, 05/01/21	1,500	1,521,225
5.00%, 02/01/21	1,500	1,508,925
5.00%, 07/01/21	1,000	1,020,200
5.00%, 02/01/22	3,675	3,812,592
5.00%, 02/01/23	650	687,180
5.00%, 08/01/23	325	346,613
5.00%, 02/01/24	1,120	1,201,962
5.00%, 08/01/24 (Call 08/01/22)	1,450	1,510,450
5.00%, 02/01/25	2,000	2,169,840
5.50%, 05/01/24	2,745	2,999,901
5.50%, 05/01/25	2,850	3,161,334
Series A, 5.00%, 12/01/20	1,000	1,000,000
Series A, 5.00%, 10/01/21	1,955	2,009,916
Series A, 5.00%, 12/01/21	1,000	1,033,100
Series A, 5.00%, 12/01/22	1,500	1,580,715
Series A, 5.00%, 10/01/23	7,100	7,591,817
Series A, 5.00%, 12/01/23	1,400	1,499,848
Series A, 5.00%, 11/01/24	4,750	5,142,160
Series A, 5.25%, 05/01/23	1,000	1,067,870
Series B, 5.00%, 10/01/21	1,800	1,850,562
Series B, 5.00%, 10/01/22	1,600	1,680,832
Series D, 5.00%, 11/01/21	7,400	7,548,370
Series D, 5.00%, 11/01/22	12,600	13,083,966
Series D, 5.00%, 11/01/23	4,725	4,987,426
Series D, 5.00%, 11/01/24	1,755	1,880,202

		109,757,514

Indiana — 0.2%
Indiana Finance Authority RB
Series B, 5.00%, 02/01/23	3,350	3,698,266
Series B, 5.00%, 02/01/24	4,000	4,600,360
Series C, 5.00%, 12/01/21	175	183,417
Series C, 5.00%, 12/01/23	145	165,673

		8,647,716

Security	Par (000)	Value

Kansas — 0.2%
State of Kansas Department of Transportation RB
Series A, 5.00%, 09/01/22	$2,855	$3,095,990
Series A, 5.00%, 09/01/23	1,090	1,231,384
Series B, 5.00%, 09/01/21	1,100	1,139,820
Series B, 5.00%, 09/01/22	3,590	3,893,032

		9,360,226

Louisiana — 0.6%
East Baton Rouge Sewerage Commission RB, Series B, 5.00%, 02/01/39 (PR 02/01/25)	3,025	3,615,631
State of Louisiana Gasoline & Fuels Tax Revenue RB, Series A-1, 5.00%, 05/01/22	5,800	6,180,886
State of Louisiana GO
Series B, 5.00%, 08/01/25	4,020	4,883,335
Series C, 5.00%, 07/15/22	6,925	7,457,464
Series C, 5.00%, 07/15/24 (PR 07/15/22)	600	646,134

		22,783,450

Maryland — 5.1%
County of Baltimore MD GO, 5.00%, 08/01/22	1,500	1,620,330
County of Howard MD GO, Series A, 5.00%, 02/15/23	5,000	5,530,150
County of Montgomery MD GO
Series A, 5.00%, 07/01/21	2,190	2,251,473
Series A, 5.00%, 07/01/22 (Call 07/01/21)	1,300	1,336,413
Series A, 5.00%, 11/01/23	3,000	3,418,860
Series B, 5.00%, 11/01/21	500	522,090
Series B, 5.00%, 11/01/23	550	626,791
Series C, 5.00%, 10/01/21	500	520,075
Series C, 5.00%, 10/01/22	5,170	5,626,201
Serise A, 4.00%, 11/01/31 (PR 11/01/24)	8,840	10,126,574
Serise A, 5.00%, 11/01/24	3,750	4,451,400
State of Maryland Department of Transportation RB
4.00%, 09/01/21	4,000	4,114,360
5.00%, 09/01/21	875	906,544
5.00%, 10/01/21	2,025	2,106,142
5.00%, 09/01/22	2,000	2,168,080
5.00%, 10/01/22	4,960	5,396,728
5.00%, 02/15/23	2,045	2,260,870
5.00%, 10/01/23	3,110	3,530,130
5.00%, 10/01/24	1,445	1,707,137
5.00%, 11/01/24	1,700	2,015,044
5.00%, 09/01/25	4,000	4,892,960
State of Maryland GO
First Series, 4.00%, 06/01/25 (Call 06/01/24)	540	610,065
First Series, 5.00%, 06/01/21	6,855	7,020,205
First Series, 5.00%, 06/01/22	985	1,055,959
First Series, 5.00%, 06/01/23	355	397,501
First Series, 5.00%, 03/15/26	2,000	2,494,580
First Series A, 5.00%, 03/01/21	3,955	4,002,381
First Series A, 5.00%, 03/01/24 (PR 03/01/22)	4,020	4,260,758
First Series B, 4.50%, 08/01/21	1,095	1,126,591
Second Series, 5.00%, 08/01/25	2,795	3,406,826
Second Series A, 5.00%, 08/01/23 (PR 08/01/21)	1,630	1,682,323
Series A, 5.00%, 03/01/22	1,920	2,035,488
Series A, 5.00%, 03/01/22 (PR 03/01/21)	75	75,906
Series A, 5.00%, 03/15/22	2,550	2,708,151
Series A, 5.00%, 03/01/23	5,450	6,038,055
Series A, 5.00%, 03/15/23	7,225	8,017,871
Series A, 5.00%, 08/01/23	10,000	11,275,700
Series A, 5.00%, 03/15/24	1,425	1,647,585
Series A, 5.00%, 08/01/24	7,660	8,992,763

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
Series A, 5.00%, 03/15/25	$11,735	$14,101,011
Series A, 5.00%, 08/01/25	6,500	7,922,850
Series B, 4.00%, 08/01/23	3,965	4,363,284
Series B, 5.00%, 08/01/21	3,055	3,153,279
Series B, 5.00%, 08/01/22	2,970	3,207,719
Series B, 5.00%, 08/01/24	12,005	14,093,750
Series B, 5.00%, 08/01/25	5,325	6,490,642
Series C, 5.00%, 08/01/22	3,670	3,963,747
Series C, 5.00%, 08/01/23	5,930	6,686,490
Series C, 5.00%, 08/01/24	1,500	1,760,985

		197,720,817

Massachusetts — 6.4%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB, Series A, 5.00%, 06/15/24 (Call 06/15/23)	3,040	3,405,834
Commonwealth of Massachusetts GO
Series A, 5.00%, 01/01/24	7,250	8,309,732
Series C, 5.50%, 12/01/23 (AMBAC),	200	231,500
Commonwealth of Massachusetts GOL
Series A, 5.00%, 03/01/22	1,160	1,229,925
Series A, 5.00%, 03/01/23	3,380	3,743,113
Series A, 5.00%, 03/01/25	8,850	10,614,424
Series A, 5.00%, 04/01/25 (PR 04/01/21)	1,520	1,544,563
Series A, 5.00%, 04/01/26 (PR 04/01/21)	1,895	1,925,623
Series A, 5.00%, 04/01/28 (PR 04/01/21)	3,035	3,084,046
Series A, 5.00%, 04/01/29 (PR 04/01/21)	5,000	5,080,800
Series A, 5.25%, 08/01/21	1,010	1,044,098
Series B, 5.00%, 08/01/21	1,000	1,032,100
Series B, 5.00%, 07/01/22	4,300	4,627,660
Series B, 5.00%, 08/01/22	765	826,368
Series B, 5.00%, 07/01/23	2,055	2,307,950
Series B, 5.00%, 07/01/24	4,915	5,748,977
Series B, 5.00%, 07/01/25	2,500	3,036,475
Series B, 5.25%, 08/01/21	2,190	2,263,934
Series B, 5.25%, 08/01/21 (AGM),	1,135	1,173,318
Series B, 5.25%, 09/01/21 (AGM),	255	264,687
Series B, 5.25%, 08/01/22	1,320	1,431,368
Series B, 5.25%, 09/01/22 (AGM),	4,315	4,697,266
Series B, 5.25%, 08/01/23	330	374,098
Series B, 5.25%, 09/01/23 (AGM),	225	255,992
Series B, 5.25%, 09/01/24 (AGM),	8,775	10,414,345
Series C, 5.00%, 10/01/21	2,000	2,080,300
Series C, 5.00%, 04/01/22	2,240	2,384,032
Series C, 5.00%, 07/01/22	535	575,767
Series C, 5.00%, 07/01/23 (Call 07/01/22)	1,440	1,548,677
Series C, 5.00%, 08/01/24	650	762,833
Series C, 5.00%, 10/01/25	4,310	5,283,888
Series D, 5.00%, 04/01/25	1,890	2,274,010
Series D, 5.00%, 10/01/26 (PR 10/01/21)	3,415	3,551,532
Series D, 5.00%, 08/01/33 (PR 08/01/21)	145	149,655
Series D-2-R, 1.70%, 08/01/43(b)(c)	1,500	1,533,060
Series E, 5.00%, 11/01/23	4,450	5,067,126
Series E, 5.00%, 09/01/28 (PR 09/01/22)	2,845	3,083,582
Series F, 5.00%, 11/01/25 (PR 11/01/22)	11,215	12,240,500
Series F, 5.00%, 11/01/26 (PR 11/01/22)	5,670	6,188,465
Series H, 5.00%, 12/01/23	10,000	11,425,700
Series H, 5.00%, 12/01/24	2,040	2,426,029

Security	Par (000)	Value

Massachusetts (continued)
Commonwealth of Massachusetts Transportation Fund Revenue RB
Series A, 5.00%, 06/01/25	$3,920	$4,750,217
Series A, 5.00%, 06/01/43 (PR 06/01/21)	2,500	2,560,500
Massachusetts Bay Transportation Authority RB
5.00%, 07/01/22	3,600	3,872,556
Series A, 5.00%, 07/01/23	4,450	4,997,750
Series A, 5.00%, 07/01/24	4,490	5,251,863
Series A, 5.25%, 07/01/21	515	530,172
Series B, 5.25%, 07/01/21	1,300	1,338,298
Series C, 5.25%, 07/01/21	2,020	2,079,509
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/22	10,015	10,816,601
5.00%, 08/01/25	3,300	4,034,415
Series 2014, 5.00%, 08/01/21	4,180	4,314,178
Series 2017, 5.00%, 08/01/21	20	20,639
Massachusetts Development Finance Agency RB
Series A, 5.00%, 07/15/21	1,170	1,205,346
Series A, 5.00%, 10/15/25	6,000	7,408,980
Massachusetts School Building Authority RB
Series A, 5.00%, 08/15/21	9,805	10,138,174
Series A, 5.00%, 08/15/21 (ETM)	1,170	1,209,335
Series A, 5.00%, 08/15/22	1,545	1,669,882
Series A, 5.00%, 08/15/22 (ETM)	90	97,275
Series A, 5.00%, 08/15/23 (Call 08/15/22)	2,295	2,482,295
Series A, 5.00%, 08/15/24 (Call 08/15/22)	4,130	4,464,076
Series A, 5.00%, 08/15/24 (PR 08/15/22)	880	951,130
Series A, 5.00%, 08/15/30 (PR 08/15/22)	3,945	4,267,425
Series A, 5.00%, 05/15/38 (PR 05/15/23)	3,925	4,383,675
Series B, 5.00%, 10/15/23 (PR 10/15/21)	550	573,018
Series B, 5.00%, 08/15/30 (PR 08/15/22)	10,000	10,817,300
Series B, 5.00%, 10/15/41 (PR 10/15/21)	3,750	3,906,937
Series B, 5.25%, 10/15/35 (PR 10/15/21)	2,200	2,296,844
Series C, 5.00%, 08/15/24	525	616,455
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB, Series A, 5.00%, 01/01/39(b)(c)	3,500	3,825,430
Massachusetts Water Resources Authority RB
Series C, 5.00%, 08/01/24 (PR 08/01/21)	1,040	1,073,384
Series C, 5.25%, 08/01/42 (PR 08/01/21)	1,530	1,581,653
Series J, 5.50%, 08/01/21 (AGM),	2,230	2,308,987

		249,087,651

Michigan — 1.3%
City of Detroit MI Sewage Disposal System Revenue RB, Series A, 5.25%, 07/01/39 (PR 07/01/22)	22,000	23,756,040
Michigan Finance Authority RB
Series C-1, 5.00%, 07/01/44 (PR 07/01/22)	12,160	13,072,608
Series C-3, 5.00%, 07/01/21 (AGM),	1,500	1,541,310
Series C-3, 5.00%, 07/01/24 (AGM),	1,610	1,872,527
Michigan State Building Authority RB, Series I, 5.00%, 04/15/21	2,880	2,931,235
State of Michigan GO
Series A, 5.00%, 12/01/21	500	524,000
Series A, 5.00%, 12/01/22	1,000	1,095,840
State of Michigan RB
5.00%, 03/15/21	100	101,299
5.00%, 03/15/22	1,005	1,063,572
5.00%, 03/15/24	1,920	2,202,163
5.00%, 03/15/25	255	303,646

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
State of Michigan Trunk Line Revenue RB, 5.00%, 11/15/22	$1,400	$1,531,194
University of Michigan RB, Series C, 4.00%, 04/01/49 (Put 01/01/24)(b)(c)	1,000	1,098,300

		51,093,734

Minnesota — 1.2%
Minneapolis-St Paul Metropolitan Airports Commission RB, Series B, 5.00%, 01/01/24	3,055	3,451,142
Minnesota Public Facilities Authority RB
Series A, 5.00%, 03/01/22	1,290	1,367,761
Series A, 5.00%, 03/01/23	3,515	3,893,460
State of Minnesota GO
Series A, 5.00%, 08/01/25	3,530	4,315,601
Series D, 5.00%, 08/01/21	2,145	2,214,005
Series D, 5.00%, 08/01/22	2,925	3,160,141
Series D, 5.00%, 08/01/23	3,710	4,184,323
Series D, 5.00%, 08/01/24	8,285	9,736,532
Series D, 5.00%, 10/01/24	1,530	1,810,143
Series F, 5.00%, 10/01/21	2,095	2,179,303
Series F, 5.00%, 10/01/22	195	212,244
Series F, 5.00%, 10/01/23	8,020	9,108,314
University of Minnesota RB, Series B, 5.00%, 12/01/21	2,310	2,420,880

		48,053,849

Mississippi — 0.3%
State of Mississippi GO
Series A, 5.00%, 10/01/36 (PR 10/01/21)	6,460	6,718,271
Series F, 4.00%, 11/01/22	5,140	5,515,991
Series F, 5.00%, 11/01/21	1,305	1,362,655

		13,596,917

Missouri — 1.3%
Missouri Highway & Transportation Commission RB
Series A, 5.00%, 05/01/21	5,805	5,920,693
Series A, 5.00%, 05/01/22	4,600	4,912,248
Series A, 5.00%, 05/01/24	2,885	3,351,937
Series B, 5.00%, 11/01/21	6,625	6,916,434
Series B, 5.00%, 05/01/22	6,095	6,508,729
Missouri State Board of Public Buildings RB
Series B, 5.00%, 10/01/22	5,000	5,442,150
Series B, 5.00%, 10/01/24	15,000	17,733,750

		50,785,941

Nebraska — 0.1%
Omaha Public Power District RB
Series B, 5.00%, 02/01/21	1,420	1,431,133
Series B, 5.00%, 02/01/31 (PR 08/01/24)	3,325	3,900,657

		5,331,790

Nevada — 0.4%
Clark County School District GOL
Series A, 5.00%, 06/15/22	1,880	2,005,998
Series A, 5.00%, 06/15/23	450	499,360
Series B, 5.00%, 06/15/23	100	110,969
Series C, 5.00%, 06/15/22	500	533,510
Series D, 5.00%, 06/15/23	1,225	1,359,370
Series D, 5.00%, 06/15/24	150	172,616
County of Clark Department of Aviation RB
5.00%, 07/01/23	420	467,544
5.00%, 07/01/24	1,575	1,817,818
Series A, 5.00%, 07/01/23	4,505	5,014,966
County of Clark NV GOL, Series A, 5.00%, 11/01/21	2,100	2,191,203

Security	Par (000)	Value

Nevada (continued)
County of Clark NV Passenger Facility Charge Revenue RB, 5.00%, 07/01/23	$1,600	$1,781,120
State of Nevada GOL, Series D, 5.00%, 04/01/24	980	1,131,586
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/20	275	275,000

		17,361,060

New Jersey — 4.8%
Essex County Improvement Authority RB, 5.25%, 12/15/22 (AMBAC)	930	1,025,985
New Jersey Economic Development Authority RB
Series A, 4.00%, 07/01/22	2,875	3,016,852
Series B, 5.00%, 11/01/21 (SAP),	1,895	1,968,905
Series BBB, 5.00%, 06/15/22	2,500	2,658,000
Series GG, 5.00%, 09/01/21 (Call 03/01/21) (SAP),	1,065	1,076,257
Series GG, 5.00%, 09/01/22 (SAP),	520	525,704
Series II, 5.00%, 03/01/22	325	341,734
Series II, 5.00%, 03/01/23 (Call 03/01/22)	470	494,854
Series II, 5.00%, 03/01/27 (PR 03/01/22)	155	164,283
Series K, 5.25%, 12/15/20 (AMBAC),	4,090	4,096,708
Series N-1, 5.50%, 09/01/24 (AMBAC),	5,825	6,726,768
Series NN, 5.00%, 03/01/21	1,235	1,248,079
Series NN, 5.00%, 03/01/21 (ETM)	365	369,365
Series NN, 5.00%, 03/01/22	1,190	1,251,273
Series NN, 5.00%, 03/01/23	2,025	2,208,222
Series NN, 5.00%, 03/01/24 (Call 03/01/23)	1,000	1,085,850
Series XX, 5.00%, 06/15/21 (SAP),	3,205	3,278,619
Series XX, 5.00%, 06/15/23 (SAP),	1,065	1,173,460
New Jersey Educational Facilities Authority RB, Series B, 5.00%, 07/01/21	3,160	3,248,512
New Jersey Transportation Trust Fund Authority RB
5.00%, 12/15/24	4,500	5,153,130
5.00%, 12/15/25	2,000	2,341,340
5.25%, 12/15/21 (NPFGC),	695	727,366
Series A, 0.00%, 12/15/23(a)	2,470	2,340,992
Series A, 5.00%, 06/15/21	1,000	1,023,290
Series A, 5.00%, 06/15/22	1,385	1,474,734
Series A, 5.00%, 06/15/23	2,215	2,441,303
Series A, 5.00%, 12/15/23	1,000	1,121,350
Series A, 5.00%, 06/15/24	1,525	1,730,844
Series A, 5.25%, 12/15/20	530	530,869
Series A, 5.25%, 12/15/22	450	491,774
Series A, 5.50%, 12/15/21	3,840	4,028,698
Series A, 5.50%, 12/15/22	6,290	6,905,351
Series A, 5.50%, 12/15/23	7,565	8,595,958
Series A-1, 5.00%, 06/15/21	200	204,658
Series A-1, 5.00%, 06/15/24	550	624,239
Series AA, 5.00%, 06/15/21 (SAP),	305	312,006
Series AA, 5.00%, 06/15/22	110	116,952
Series AA, 5.00%, 06/15/22 (SAP),	810	861,192
Series B, 5.00%, 06/15/21	3,715	3,800,334
Series B, 5.00%, 06/15/42 (PR 06/15/21)	7,570	7,765,457
Series B, 5.25%, 12/15/23 (AMBAC),	6,395	7,218,740
Series B, 5.50%, 12/15/20 (NPFGC),	3,500	3,506,055
Series B, 5.50%, 12/15/21 (NPFGC),	2,745	2,879,889
Series C, 0.00%, 12/15/24 (AMBAC)(a),	310	292,662
Series C, 0.00%, 12/15/25 (AMBAC)(a),	5,000	4,641,100
Series D, 5.00%, 12/15/23	170	190,630
Series D, 5.00%, 12/15/24	460	526,764
Series D, 5.25%, 12/15/23	2,360	2,663,992

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Turnpike Authority RB
Series A, 5.00%, 01/01/23 (ETM)	$2,715	$2,984,247
Series A, 5.00%, 01/01/35 (PR 01/01/22)	1,125	1,183,387
Series A, 5.00%, 01/01/38 (PR 07/01/22)	10,995	11,829,191
Series A, 5.00%, 01/01/43 (PR 07/01/22)	5,115	5,503,075
Series B, 5.00%, 01/01/21	1,205	1,209,748
Series B, 5.00%, 01/01/22	5,770	6,055,211
Series B, 5.00%, 01/01/23	2,595	2,841,966
Series B, 5.00%, 01/01/24 (Call 01/01/23)	1,865	2,040,851
Series B, 5.00%, 01/01/25 (Call 01/01/23)	665	727,703
Series C, 5.00%, 01/01/25	2,995	3,545,092
State of New Jersey GO
4.00%, 06/01/23	5,150	5,596,453
5.00%, 06/01/21	1,760	1,799,459
5.00%, 06/01/24	5,190	5,969,901
5.00%, 06/01/25	20,300	24,118,227
Series T, 5.00%, 06/01/22	575	613,640

		186,489,250

New Mexico — 0.4%
New Mexico Finance Authority RB
4.00%, 06/15/22	2,045	2,163,467
5.00%, 06/15/22	1,775	1,905,036
Series A, 5.00%, 06/15/23	1,045	1,169,470
Series A, 5.00%, 06/15/24	6,000	6,991,680
State of New Mexico GO
Series B, 5.00%, 03/01/21	1,500	1,517,820
Series B, 5.00%, 03/01/22	500	529,945
State of New Mexico Severance Tax Permanent Fund RB
Series B, 4.00%, 07/01/21	1,200	1,226,520
Series B, 4.00%, 07/01/22	1,005	1,065,240
Series B, 4.00%, 07/01/23	460	504,542

		17,073,720

New York — 15.9%
City of New York NY GO
Series 1, 5.00%, 08/01/22	4,320	4,649,962
Series 1, 5.00%, 08/01/23	2,020	2,267,894
Series 1, 5.00%, 08/01/24	520	606,944
Series 1, 5.00%, 08/01/25	365	441,314
Series 2015-A, 5.00%, 08/01/21	1,965	2,026,465
Series 2015-A, 5.00%, 08/01/24	4,030	4,703,816
Series A, 5.00%, 08/01/21	5,415	5,584,382
Series A, 5.00%, 08/01/22	13,820	14,875,571
Series A, 5.00%, 08/01/23	2,600	2,919,072
Series A, 5.00%, 08/01/24	1,205	1,406,476
Series A, 5.00%, 08/01/25	200	241,816
Series A-1, 5.00%, 08/01/21	1,450	1,495,356
Series A-1, 5.00%, 08/01/25	1,000	1,209,080
Series B, 5.00%, 08/01/21	4,475	4,614,978
Series B, 5.00%, 08/01/22	100	107,638
Series B, 5.00%, 08/01/23 (Call 08/01/22)	250	269,458
Series C, 5.00%, 08/01/21	2,445	2,521,480
Series C, 5.00%, 08/01/22	2,210	2,378,800
Series C, 5.00%, 08/01/23	14,500	16,279,440
Series C, 5.00%, 08/01/24	13,910	16,235,752
Series C-1, 4.00%, 08/01/22	2,910	3,084,047
Series C-1, 5.00%, 08/01/23	1,500	1,684,080
Series C-1, 5.00%, 08/01/24	1,520	1,774,144
Series D, 5.00%, 08/01/23 (Call 02/01/23)	5,000	5,495,750
Series E, 5.00%, 08/01/21	1,880	1,938,806

Security	Par (000)	Value

New York (continued)
Series E, 5.00%, 08/01/22	$350	$376,733
Series E, 5.00%, 08/01/23	420	471,542
Series E, 5.00%, 08/01/24 (Call 02/01/23)	1,150	1,263,494
Series E, 5.00%, 08/01/25	2,075	2,508,841
Series F, 5.00%, 08/01/22 (Call 02/01/22)	1,000	1,053,480
Series F, 5.00%, 08/01/24 (Call 02/01/22)	1,000	1,053,940
Series F-1, 5.00%, 06/01/25	400	480,740
Series G, 5.00%, 08/01/22	1,075	1,157,109
Series G, 5.00%, 08/01/23	4,320	4,850,150
Series G-1, 5.00%, 04/01/22	2,065	2,191,481
Series G-1, 5.00%, 04/01/23 (Call 04/01/22)	1,680	1,784,698
Series G-1, 5.00%, 04/01/23 (PR 04/01/22)	650	690,807
Series I, 5.00%, 08/01/21	1,850	1,907,868
Series I, 5.00%, 08/01/22	2,080	2,238,870
Series I, 5.00%, 08/01/24 (Call 08/01/22)	780	840,029
Series J, 5.00%, 08/01/21	2,765	2,851,489
Series J, 5.00%, 08/01/22	1,735	1,867,519
Series J, 5.00%, 08/01/23	1,245	1,397,786
Series J, 5.00%, 08/01/24 (Call 08/01/23)	150	168,152
County of Nassau NY GOL
Series A, 5.00%, 01/01/21	920	923,367
Series C, 5.00%, 10/01/21	400	415,104
Hudson Yards Infrastructure Corp. RB
Series A, 5.00%, 02/15/22	1,000	1,055,380
Series A, 5.00%, 02/15/25	1,500	1,773,885
Long Island Power Authority RB
Series A, 0.00%, 06/01/21 (AGM)(a),	1,000	997,620
Series A, 5.00%, 05/01/38 (PR 05/01/21)	1,470	1,499,797
Series A, 5.00%, 09/01/42 (PR 09/01/22)	6,005	6,510,801
Series B, 0.85%, 09/01/50(b)(c)	2,500	2,518,275
Series B, 1.65%, 09/01/49 (Put 03/01/24)(b)(c)	1,400	1,443,260
Metropolitan Transportation Authority RB
Series A, 5.00%, 11/15/23 (Call 11/15/22)	2,000	2,159,040
Series A, 5.25%, 11/15/38 (PR 11/15/21)	4,505	4,722,772
Series A-2, 5.00%, 11/15/23	1,065	1,139,060
Series B, 5.00%, 11/15/22	925	968,614
Series B, 5.00%, 11/15/23	2,115	2,262,077
Series B, 5.00%, 11/15/24	1,475	1,609,461
Series B-1, 5.00%, 05/15/22	1,500	1,553,235
Series C, 5.00%, 11/15/21	2,000	2,047,520
Series C, 5.00%, 11/15/22	1,130	1,183,280
Series C-1, 5.00%, 11/15/23	565	604,239
Series C-1, 5.00%, 11/15/24	3,500	3,819,375
Series D, 5.00%, 11/15/21	11,150	11,414,924
Series D-1, 5.00%, 11/01/22	3,560	3,724,365
Series D-1, 5.00%, 11/15/34(b)(c)	5,000	5,355,050
Series E, 5.00%, 11/15/22	3,755	3,932,048
Series F, 5.00%, 11/15/23 (Call 11/15/22)	1,040	1,088,838
Series F, 5.00%, 11/15/24 (Call 11/15/22)	5,940	6,218,942
New York City Transitional Finance Authority Building Aid Revenue RB, Series S-1, 5.00%, 07/15/24 (SAW)	1,055	1,231,364
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 08/01/21	1,640	1,692,874
5.00%, 11/01/21	1,250	1,304,638
5.00%, 08/01/22	1,000	1,078,470
5.00%, 11/01/22	5,790	6,312,432
5.00%, 11/01/24	1,000	1,180,170
Series A, 5.00%, 08/01/21	1,440	1,486,426
Series A, 5.00%, 11/01/21	3,000	3,131,130

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 08/01/23	$2,250	$2,526,750
Series A-1, 5.00%, 05/01/21	1,380	1,407,324
Series A-1, 5.00%, 11/01/21	380	396,610
Series A-1, 5.00%, 05/01/22	2,945	3,142,315
Series A-1, 5.00%, 08/01/22	4,580	4,939,393
Series A-1, 5.00%, 11/01/22 (Call 11/01/21)	200	208,628
Series A-1, 5.00%, 08/01/23	1,890	2,122,470
Series A-1, 5.00%, 05/01/24	2,410	2,789,334
Series A-1, 5.00%, 08/01/24	5,635	6,586,188
Series A-3, 5.00%, 08/01/23	2,305	2,588,515
Series B, 5.00%, 11/01/21	745	777,564
Series B, 5.00%, 11/01/23 (Call 11/01/22)	555	604,417
Series C, 5.00%, 11/01/21	2,735	2,854,547
Series C, 5.00%, 11/01/22	1,110	1,210,155
Series C, 5.00%, 11/01/23	535	606,845
Series C, 5.00%, 11/01/24	20	23,603
Series D-1, 5.00%, 11/01/23 (Call 11/01/21)	570	594,590
Series F-1, 5.00%, 05/01/22	335	357,445
Series F-1, 5.00%, 02/01/25 (Call 02/01/23)	160	175,680
New York City Water & Sewer System RB
5.00%, 06/15/22	7,130	7,650,116
Series AA, 5.00%, 06/15/23	950	1,063,924
Series AA, 5.00%, 06/15/34 (PR 06/15/21)	1,610	1,651,747
Series BB-2, 5.00%, 06/15/25 (Call 12/15/23)	6,270	7,165,168
Series CC, 5.00%, 06/15/22	17,860	19,168,424
Series CC, 5.00%, 06/15/25	500	606,280
Series CC-2, 5.00%, 06/15/24 (Call 12/15/22)	415	455,272
New York Municipal Bond Bank Agency RB, Series A, 5.00%, 12/01/21 (SAW)	900	943,479
New York State Dormitory Authority RB
Series 2015B-A, 5.00%, 03/15/21	800	811,000
Series 2015B-A, 5.00%, 03/15/22	11,000	11,671,880
Series A, 4.00%, 12/15/22	185	199,436
Series A, 5.00%, 12/15/20	1,850	1,853,219
Series A, 5.00%, 02/15/21	9,075	9,163,390
Series A, 5.00%, 03/15/21	15,320	15,530,650
Series A, 5.00%, 03/15/21 (ETM)	430	435,913
Series A, 5.00%, 10/01/21	1,030	1,071,355
Series A, 5.00%, 12/15/21	1,050	1,102,028
Series A, 5.00%, 02/15/22	8,295	8,768,893
Series A, 5.00%, 03/15/22	7,825	8,302,952
Series A, 5.00%, 12/15/22	155	170,244
Series A, 5.00%, 02/15/23	905	997,600
Series A, 5.00%, 03/15/23	4,925	5,448,823
Series A, 5.00%, 05/15/23 (Call 05/15/22)	300	319,815
Series A, 5.00%, 12/15/23 (Call 12/15/22)	3,605	3,953,279
Series A, 5.00%, 02/15/24	2,970	3,406,828
Series A, 5.00%, 03/15/24	13,130	15,112,800
Series A, 5.00%, 03/15/24 (Call 03/15/23)	180	199,710
Series A, 5.00%, 02/15/25 (Call 02/15/24)	2,500	2,862,500
Series A, 5.00%, 03/15/25	9,090	10,845,824
Series A, 5.00%, 03/15/25 (PR 03/15/23)	1,475	1,636,409
Series A, 5.00%, 03/15/26 (Call 03/15/25)	1,250	1,486,125
Series A, 5.00%, 02/15/36 (PR 02/15/23)	12,000	13,265,400
Series A, 5.50%, 05/15/21 (AMBAC NPFGC),	215	220,093
Series B, 5.00%, 02/15/21	3,800	3,837,028
Series B, 5.00%, 03/15/21	1,720	1,743,650
Series B, 5.00%, 03/15/22	710	753,367
Series B, 5.00%, 02/15/23	7,990	8,807,537
Series B, 5.00%, 02/15/24	485	556,334

Security	Par (000)	Value

New York (continued)
Series C, 5.00%, 03/15/22	$585	$620,732
Series C, 5.00%, 03/15/23	6,050	6,692,776
Series C, 5.00%, 03/15/24	2,630	3,027,709
Series C, 5.00%, 03/15/25	465	555,038
Series C, 5.00%, 03/15/25 (Call 03/15/24)	610	700,725
Series D, 5.00%, 02/15/21	1,310	1,322,759
Series D, 5.00%, 02/15/23	7,130	7,859,542
Series D, 5.00%, 02/15/24	2,710	3,108,587
Series D, 5.00%, 02/15/25	2,000	2,379,020
Series E, 5.00%, 03/15/21	3,000	3,041,250
Series E, 5.00%, 03/15/22	2,370	2,514,760
Series E, 5.00%, 02/15/23	2,010	2,215,663
Series E, 5.00%, 03/15/23	515	569,652
Series E, 5.00%, 03/15/24	995	1,145,116
New York State Environmental Facilities Corp. RB
5.00%, 06/15/21	2,920	2,995,219
Series A, 5.00%, 06/15/21	4,220	4,328,707
Series A, 5.00%, 06/15/23	3,050	3,418,226
Series A, 5.00%, 06/15/23 (Call 06/15/22)	325	349,148
Series A, 5.00%, 06/15/24 (Call 06/15/22)	1,500	1,611,210
New York State Thruway Authority Highway & Bridge Trust Fund RB, Series A, 5.00%, 04/01/22	470	500,089
New York State Thruway Authority RB
Series A, 5.00%, 03/15/23 (Call 03/15/21)	1,235	1,252,018
Series A, 5.00%, 03/15/23 (Call 09/15/21)	2,570	2,667,249
Series A, 5.00%, 03/15/25 (Call 03/15/21)	735	745,128
Series A, 5.00%, 03/15/25 (Call 09/15/21)	240	249,082
Series I, 5.00%, 01/01/42 (PR 01/01/22)	700	736,484
Series J, 5.00%, 01/01/24	500	566,470
Series L, 5.00%, 01/01/21	1,175	1,179,465
Series L, 5.00%, 01/01/22	715	751,465
Series L, 5.00%, 01/01/23	1,750	1,917,702
New York State Urban Development Corp. RB
5.00%, 03/15/21	2,000	2,027,500
5.00%, 03/15/24	6,035	6,951,898
5.00%, 03/15/25	3,000	3,586,530
5.00%, 03/15/26	1,000	1,235,130
Series A, 5.00%, 03/15/21	13,700	13,888,375
Series A, 5.00%, 03/15/22	17,280	18,335,462
Series A, 5.00%, 03/15/23	4,730	5,234,879
Series A, 5.00%, 03/15/24	8,390	9,664,693
Series A, 5.00%, 03/15/25	2,120	2,534,481
Series A-1, 5.00%, 03/15/21	1,200	1,216,500
Series A-1, 5.00%, 03/15/22	1,815	1,925,860
Series A-2, 5.50%, 03/15/21 (NPFGC),	150	152,277
Series C, 5.00%, 03/15/21	5,100	5,170,125
Series C, 5.00%, 03/15/24 (Call 03/15/23)	11,255	12,454,558
Series D, 5.00%, 03/15/21	340	344,675
Series D, 5.00%, 03/15/22	2,200	2,334,376
Series D, 5.00%, 03/15/24 (Call 03/15/23)	5,250	5,809,545
Series E, 5.00%, 03/15/21	3,460	3,507,575
Series E, 5.00%, 03/15/23	405	448,274
Series E, 5.00%, 03/15/24 (Call 03/15/23)	1,400	1,549,212
Port Authority of New York & New Jersey RB
Series 179, 5.00%, 12/01/21	2,005	2,099,997
Series 179, 5.00%, 12/01/22	65	70,942
Sales Tax Asset Receivable Corp. RB
Series A, 5.00%, 10/15/21	4,110	4,283,113
Series A, 5.00%, 10/15/22	1,330	1,450,378
Series A, 5.00%, 10/15/23	4,045	4,600,055

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 10/15/24	$395	$467,881
Triborough Bridge & Tunnel Authority RB
5.50%, 11/15/21 (NPFGC),	1,935	2,030,086
Series A, 5.00%, 11/15/22	2,945	3,197,975
Series A, 5.00%, 11/15/23	120	136,174
Series A, 5.00%, 11/15/23 (Call 05/15/23)	1,510	1,671,479
Series A, 5.00%, 11/15/24 (Call 05/15/23)	5,350	5,915,227
Series A, 5.25%, 01/01/28 (PR 01/01/22)	560	590,699
Series B, 5.00%, 11/15/21	880	919,063
Series B, 5.00%, 11/15/23 (Call 11/15/22)	3,800	4,136,604
Series B, 5.50%, 01/01/30 (PR 01/01/22)	3,250	3,424,492
Utility Debt Securitization Authority RB
Series A, 5.00%, 06/15/25 (Call 06/15/23)	5,655	6,333,148
Series B, 5.00%, 12/15/24 (Call 12/15/22)	340	373,065

		622,569,241

North Carolina — 3.5%
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/21	2,810	2,888,539
5.00%, 07/01/23	3,105	3,489,772
County of Guilford NC GO, 5.00%, 03/01/24	4,130	4,771,885
County of Mecklenburg NC GO, Series A, 5.00%, 12/01/21	4,060	4,255,733
County of Wake NC GO
Series A, 5.00%, 03/01/22	3,035	3,217,950
Series C, 5.00%, 03/01/21	1,075	1,087,857
Series C, 5.00%, 03/01/22	3,210	3,403,499
Series C, 5.00%, 03/01/23	4,895	5,424,345
Series C, 5.00%, 03/01/24	1,080	1,247,854
Series C, 5.00%, 03/01/25	2,310	2,778,145
North Carolina Eastern Municipal Power Agency RB
Series A, 5.00%, 01/01/21 (ETM)	2,350	2,359,259
Series B, 5.00%, 01/01/21 (ETM)	3,820	3,835,051
State of North Carolina GO
Series A, 5.00%, 06/01/22	4,025	4,316,209
Series A, 5.00%, 06/01/23	4,000	4,479,920
Series B, 5.00%, 06/01/21	400	409,640
Series B, 5.00%, 06/01/22	105	112,597
Series B, 5.00%, 06/01/24	12,450	14,532,760
Series C, 4.00%, 05/01/21	630	640,030
Series C, 4.00%, 05/01/22	3,000	3,162,630
Series C, 5.00%, 05/01/21	7,610	7,762,656
Series C, 5.00%, 05/01/22	3,230	3,450,706
Series D, 4.00%, 06/01/21	1,275	1,299,391
Series D, 4.00%, 06/01/22	2,250	2,379,150
Series D, 4.00%, 06/01/23	1,070	1,171,736
State of North Carolina RB
5.00%, 03/01/21	525	531,142
5.00%, 03/01/22	2,525	2,673,924
5.00%, 03/01/23	1,370	1,513,247
5.00%, 03/01/24	1,000	1,151,900
5.00%, 03/01/25	2,000	2,395,920
Series B, 5.00%, 11/01/21	12,500	13,052,250
Series B, 5.00%, 05/01/23	7,650	8,523,987
Series B, 5.00%, 05/01/25	10,000	12,055,200
Series C, 5.00%, 05/01/21	2,500	2,550,050
Series C, 5.00%, 05/01/22	8,480	9,058,166
Series C, 5.00%, 05/01/29 (PR 05/01/21)	570	581,508

		136,564,608

Security	Par (000)	Value

Ohio — 2.3%
American Municipal Power Inc. RB
5.00%, 02/15/24	$500	$573,190
5.00%, 02/15/25	1,155	1,374,369
City of Columbus OH GO
Series 1, 5.00%, 07/01/21	630	647,684
Series 1, 5.00%, 07/01/23	1,275	1,432,998
Series 2017-1, 5.00%, 04/01/24	7,065	8,191,020
Northeast Ohio Regional Sewer District RB, 5.00%, 11/15/49 (PR 11/15/24)	910	1,079,515
Ohio Turnpike & Infrastructure Commission RB, Series A-1, 5.00%, 02/15/48 (PR 02/15/23)	5,015	5,535,607
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 12/01/21	5,385	5,645,149
5.00%, 06/01/22	2,115	2,267,365
5.00%, 12/01/22	620	679,160
5.00%, 06/01/23	3,335	3,733,366
5.00%, 12/01/23	3,000	3,428,670
Series 2015-A, 5.00%, 06/01/23	1,125	1,259,381
Series 2015-A, 5.00%, 12/01/24	1,270	1,511,440
Series 2015-A, 5.00%, 06/01/25	2,460	2,981,004
Series 2015-A, 5.00%, 12/01/25	2,300	2,837,073
State of Ohio GO
Series A, 5.00%, 09/15/21	3,225	3,347,034
Series A, 5.00%, 09/15/22	1,000	1,085,720
Series A, 5.00%, 12/15/22	2,000	2,195,840
Series A, 5.00%, 12/15/23	4,270	4,889,406
Series A, 5.00%, 12/15/24	2,475	2,948,888
Series A, 5.00%, 02/01/29 (PR 08/01/21)	500	516,050
Series B, 5.00%, 08/01/24	10,000	11,739,900
Series B, 5.00%, 08/01/25	5,800	7,075,652
Series B, 5.00%, 09/15/25	2,650	3,247,681
Series C, 5.00%, 09/15/21	2,000	2,075,680
Series C, 5.00%, 08/01/25	180	219,589
Series Q, 5.00%, 05/01/26 (PR 05/01/22)	635	678,104
Series T, 5.00%, 11/01/23	3,020	3,441,653
State of Ohio RB
Series 1, 5.00%, 12/15/22	1,000	1,095,980
Series A, 5.00%, 12/15/24	860	1,020,467

		88,754,635

Oklahoma — 0.1%
Oklahoma Turnpike Authority RB
Series A, 5.00%, 01/01/22 (Call 01/01/21)	2,000	2,008,680
Series D, 4.00%, 01/01/23	265	285,712
Series D, 5.00%, 01/01/24	295	337,628

		2,632,020

Oregon — 1.4%
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 06/01/21	1,005	1,029,170
Series B, 5.00%, 06/15/22	2,070	2,223,325
Series B, 5.00%, 06/15/23	2,050	2,296,943
Multnomah County School District No. 1 Portland/OR GO
5.00%, 06/15/23 (GTD),	10,000	11,204,600
5.00%, 06/15/25 (GTD),	5,025	6,098,189
Oregon State Lottery RB
Series C, 5.00%, 04/01/23	2,375	2,638,862
Series C, 5.00%, 04/01/24	4,720	5,463,730
State of Oregon Department of Transportation RB
Series A, 5.00%, 11/15/22	1,000	1,094,120

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oregon (continued)
Series A, 5.00%, 11/15/23	$3,075	$3,506,023
Series A, 5.00%, 11/15/24	10,685	12,684,591
Series A, 5.00%, 11/15/25	240	295,428
Series A, 5.00%, 11/15/38 (PR 11/15/23)	450	512,987
State of Oregon GO
Series A, 5.00%, 05/01/24	500	581,295
Series H, 5.00%, 05/01/23	100	111,604
Series J, 5.00%, 05/01/36 (PR 05/01/21)	3,000	3,060,570

		52,801,437

Pennsylvania — 3.0%
Allegheny County Sanitary Authority RB, 5.00%, 12/01/22	1,440	1,575,274
City of Philadelphia PA GO
Series A, 5.00%, 08/01/23	4,050	4,519,476
Series A, 5.00%, 08/01/25	1,000	1,200,370
City of Philadelphia PA Water & Wastewater Revenue RB, Series A, 5.00%, 01/01/21	1,300	1,304,953
Commonwealth of Pennsylvania GO
5.00%, 07/15/21	9,000	9,266,130
5.00%, 07/15/22	1,830	1,971,020
First Series, 5.00%, 03/15/21	1,080	1,094,753
First Series, 5.00%, 04/01/21	2,080	2,112,822
First Series, 5.00%, 07/01/21	1,030	1,058,552
First Series, 5.00%, 08/15/21	1,655	1,710,525
First Series, 5.00%, 11/15/21	325	339,778
First Series, 5.00%, 04/01/22	1,545	1,643,061
First Series, 5.00%, 07/01/22	1,450	1,559,055
First Series, 5.00%, 08/15/22	2,000	2,162,020
First Series, 5.00%, 01/01/23	2,705	2,971,361
First Series, 5.00%, 04/01/23	2,015	2,236,872
First Series, 5.00%, 08/15/23	5,750	6,482,320
First Series, 5.00%, 01/01/24	2,505	2,864,492
First Series, 5.00%, 03/01/24	5,250	6,043,800
First Series, 5.00%, 03/15/24	395	455,431
First Series, 5.00%, 06/15/24	675	786,044
First Series, 5.00%, 07/01/24	780	909,917
First Series, 5.00%, 08/15/24	710	832,248
First Series, 5.00%, 09/15/24	1,000	1,176,010
First Series, 5.00%, 11/15/24 (PR 11/15/21)	150	156,864
First Series, 5.00%, 06/01/25 (PR 06/01/22)	3,655	3,917,721
First Series, 5.00%, 08/15/25	3,925	4,770,641
Second Series, 5.00%, 01/15/21	1,000	1,005,700
Second Series, 5.00%, 09/15/21	13,035	13,524,073
Second Series, 5.00%, 01/15/22	9,840	10,365,554
Second Series, 5.00%, 09/15/22	180	195,295
Second Series, 5.00%, 09/15/23	2,930	3,314,445
Second Series, 5.00%, 10/15/23	565	641,309
Second Series, 5.00%, 09/15/24	675	793,807
Series T, 5.00%, 07/01/21	770	791,344
Delaware River Port Authority RB
Series B, 5.00%, 01/01/21	855	858,087
Series B, 5.00%, 01/01/22	240	251,570
Series B, 5.00%, 01/01/23	1,655	1,807,442
Series B, 5.00%, 01/01/24	200	226,982
Pennsylvania Economic Development Financing Authority RB, 5.00%, 03/01/34 (PR 03/01/22)	4,000	4,236,960
Pennsylvania Turnpike Commission RB
6.00%, 12/01/36 (PR 12/01/20)	3,960	3,960,000
Series C, 5.00%, 12/01/43 (PR 12/01/23)	10,000	11,420,700

		118,514,778

Security	Par (000)	Value

Rhode Island — 0.1%
Rhode Island Commerce Corp. RB, 5.00%, 06/15/24	$4,175	$4,837,823

South Carolina — 0.1%
City of Charleston SC Waterworks & Sewer System Revenue RB, 5.00%, 01/01/41 (PR 01/01/21)	1,055	1,059,157
Greenville County School District RB, 4.63%, 12/01/20 (AGC)	325	325,000
South Carolina Transportation Infrastructure Bank RB, Series A, 5.00%, 10/01/24	2,175	2,536,898

		3,921,055

Tennessee — 1.3%
City of Memphis TN GO
5.00%, 05/01/23	2,010	2,239,622
5.00%, 05/01/24	3,300	3,829,221
County of Shelby TN GO, Series A, 5.00%, 03/01/23	520	576,108
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/22	1,190	1,280,095
5.00%, 07/01/23	6,110	6,855,359
5.00%, 07/01/23 (Call 07/01/22)	1,375	1,478,744
5.00%, 01/01/24	3,040	3,481,317
Series A, 5.00%, 01/01/26 (PR 01/01/23)	5,110	5,616,759
Series A, 5.00%, 01/01/33 (PR 01/01/23)	4,865	5,347,462
State of Tennessee GO
Series A, 4.00%, 08/01/24 (Call 08/01/22)	2,375	2,524,482
Series A, 5.00%, 08/01/21	7,570	7,812,997
Series A, 5.00%, 08/01/22	7,400	7,993,628

		49,035,794

Texas — 8.1%
Austin Independent School District GO, 5.00%, 08/01/21	2,500	2,580,600
Central Texas Turnpike System RB
Series A, 0.00%, 08/15/21 (AMBAC)(a),	3,375	3,362,479
Series A, 5.00%, 08/15/41 (PR 08/15/22)	4,000	4,326,920
City of Dallas TX GOL, 5.00%, 02/15/21	1,600	1,615,232
City of Dallas TX Waterworks & Sewer System Revenue RB
Series A, 5.00%, 10/01/23	515	584,103
Series A, 5.00%, 10/01/24	2,090	2,461,268
City of Fort Worth TX Water & Sewer System Revenue RB, Series A, 5.00%, 02/15/23	1,415	1,564,042
City of Frisco TX GOL, Series A, 5.00%, 02/15/24	1,250	1,438,600
City of Garland TX GOL, 5.00%, 02/15/21	1,005	1,014,859
City of Houston TX Combined Utility System Revenue RB
Series C, 5.00%, 05/15/21	1,005	1,026,819
Series C, 5.00%, 05/15/22	970	1,037,357
Series C, 5.00%, 05/15/24	3,455	4,016,610
Series C, 5.00%, 05/15/25 (Call 05/15/24)	250	289,888
Series D, 5.00%, 11/15/33 (PR 11/15/21)	2,000	2,091,520
City of Houston TX GOL, Series A, 5.00%, 03/01/23	1,500	1,657,920
City of San Antonio Texas Electric & Gas Systems Revenue RB
5.00%, 02/01/21	4,535	4,570,781
5.00%, 02/01/22	7,165	7,566,312
5.25%, 02/01/24	5,550	6,419,074
Series B, 2.00%, 02/01/33(b)(c)	500	503,895
Series D, 3.00%, 12/01/45(b)(c)	1,500	1,500,000
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/22	2,070	2,185,941
5.00%, 02/01/22 (ETM)	175	184,569
5.00%, 02/01/25 (Call 08/01/22)	50	53,979

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Series A, 1.75%, 02/01/33(b)(c)	$215	$225,008
City of San Antonio TX GOL, 5.00%, 02/01/23 (PR 08/01/22)	1,265	1,366,036
County of Harris TX GO, Series A, 5.00%, 10/01/25	2,130	2,610,145
County of Harris TX GOL, Series A, 5.00%, 10/01/24 (Call 10/01/22)	2,725	2,959,241
Cypress-Fairbanks Independent School District GO, 5.00%, 02/15/24 (PSF)	550	633,364
Dallas/Fort Worth International Airport RB, Series A, 5.00%, 11/01/24	750	882,563
Fort Bend Independent School District GO, 5.00%, 08/15/22 (PSF)	1,000	1,082,090
Fort Worth Independent School District GO, 5.00%, 02/15/21 (PSF)	1,325	1,338,051
Grand Parkway Transportation Corp. RB, Series B, 5.00%, 10/01/52(b)(c)	2,075	2,315,285
Harris County Flood Control District RB, Series A, 5.00%, 10/01/23	5,000	5,675,450
Houston Independent School District GOL
5.00%, 02/15/22 (PSF),	1,780	1,883,471
5.00%, 02/15/25 (PSF),	1,500	1,795,290
Series A, 5.00%, 02/15/21 (PSF),	1,750	1,767,237
Series A-2, 2.25%, 06/01/39 (PSF)(b)(c),	1,000	1,028,800
Leander Independent School District GO
Series C, 0.00%, 08/15/42 (PR 08/15/24) (PSF)(a),	5,000	1,902,000
Series C, 0.00%, 08/15/44 (PR 08/15/24) (PSF)(a),	7,000	2,363,060
Lewisville Independent School District GO
0.00%, 08/15/22 (PSF)(a),	1,350	1,342,291
Series B, 5.00%, 08/15/25	7,210	8,804,852
North Texas Tollway Authority RB
6.00%, 01/01/38 (PR 01/01/21)	5,305	5,329,933
Series A, 5.00%, 01/01/21	500	501,900
Series A, 5.00%, 01/01/22	3,070	3,226,570
Series A, 5.00%, 01/01/23	1,380	1,513,156
Series A, 5.00%, 01/01/24	7,575	8,649,514
Series A, 5.00%, 01/01/25 (Call 01/01/24)	230	261,485
Series A, 5.50%, 09/01/36 (PR 09/01/21)	2,035	2,115,179
Series B, 5.00%, 01/01/23	1,780	1,950,186
Series B, 5.00%, 01/01/24	1,595	1,818,077
Series B, 5.00%, 01/01/24 (Call 01/01/23)	765	835,632
Series B, 5.00%, 01/01/25 (Call 01/01/23)	165	180,234
Series D, 5.00%, 09/01/28 (PR 09/01/21)	8,190	8,482,055
Series D, 5.00%, 09/01/31 (PR 09/01/21)	2,830	2,930,918
Series D, 5.00%, 09/01/32 (PR 09/01/21)	5,320	5,509,711
Series D, 5.25%, 09/01/27 (PR 09/01/21)	2,540	2,635,326
Northside Independent School District GO, 2.75%, 08/01/48 (PSF)(b)(c)	1,000	1,059,840
Plano Independent School District GO
Series A, 5.00%, 02/15/22 (PSF),	7,730	8,179,345
Series B, 5.00%, 02/15/21 (PSF),	3,325	3,357,751
Round Rock Independent School District GO, Series A, 5.00%, 08/01/22 (PSF)	90	97,220
San Antonio Independent School District/TX GO, 5.00%, 02/15/24 (PSF)	1,020	1,172,837
San Antonio Water System RB
5.00%, 05/15/27 (PR 05/15/22)	1,585	1,693,145
Series B, 2.00%, 05/01/44(b)(c)	800	822,128
State of Texas GO
4.00%, 10/01/33 (PR 04/01/24)	40	44,986
5.00%, 04/01/21	250	253,988

Security	Par (000)	Value

Texas (continued)
5.00%, 10/01/21	$3,000	$3,120,210
5.00%, 04/01/22	3,210	3,415,954
5.00%, 10/01/22	4,460	4,852,703
5.00%, 10/01/22 (Call 10/01/21)	3,680	3,827,126
5.00%, 04/01/23	2,080	2,311,088
5.00%, 04/01/24	3,770	4,364,039
5.00%, 10/01/24 (Call 04/01/24)	9,005	10,420,676
5.00%, 04/01/25 (Call 04/01/24)	2,985	3,451,018
5.00%, 10/01/34 (PR 04/01/24)	115	133,147
5.00%, 04/01/44 (PR 04/01/24)	150	173,670
Series A, 5.00%, 10/01/23	4,535	5,144,867
Series A, 5.00%, 10/01/24	525	620,020
Series A, 5.00%, 10/01/30 (PR 10/01/24)	215	253,818
Series A, 5.00%, 04/01/42 (PR 04/01/22)	15,000	15,958,350
Series B-1, 5.00%, 08/01/23	250	281,678
Serise A, 5.00%, 10/01/39 (PR 10/01/24)	14,000	16,527,700
State of Texas RB, 4.00%, 08/26/21	5,000	5,140,050
Texas A&M University RB, Series E, 5.00%, 05/15/25	4,245	5,124,904
Texas State University System RB
Series A, 5.00%, 03/15/21	1,300	1,317,953
Series A, 5.00%, 03/15/25	4,765	5,709,899
Texas Transportation Commission State Highway Fund RB
First Series, 5.00%, 10/01/21	5,090	5,294,363
First Series, 5.00%, 10/01/22	3,705	4,031,929
First Series, 5.00%, 10/01/23	3,580	4,061,438
First Series, 5.00%, 10/01/24	4,205	4,964,297
Series A, 3.00%, 10/01/21	375	383,835
Series A, 5.00%, 04/01/21	1,100	1,117,589
Series A, 5.00%, 10/01/21	8,080	8,404,412
Series A, 5.00%, 04/01/22	2,670	2,841,681
Series A, 5.00%, 04/01/23	2,525	2,805,527
Series A, 5.00%, 04/01/24	1,070	1,238,215
Series A, 5.00%, 04/01/25 (Call 04/01/24)	6,020	6,920,833
Texas Water Development Board RB, Series B, 5.00%, 04/15/23	4,040	4,499,267
University of Texas System (The) RB
Series A, 5.00%, 08/15/22	1,000	1,082,450
Series A, 5.00%, 08/15/23	3,050	3,447,293
Series B, 5.00%, 08/15/22	2,150	2,327,267
Series B, 5.38%, 08/15/23	655	746,942
Series C, 5.00%, 08/15/24	130	153,015
Series C, 5.00%, 08/15/25	1,925	2,351,830
Series D, 5.00%, 08/15/21	3,400	3,514,546
Series D, 5.00%, 08/15/24	2,225	2,618,914
Series I, 5.00%, 08/15/21	750	775,590
Series I, 5.00%, 08/15/22	400	432,980
Series I, 5.00%, 08/15/23	1,115	1,260,240
Series J, 5.00%, 08/15/23	100	113,026
Series J, 5.00%, 08/15/24	2,590	3,048,534

		315,233,001

Utah — 1.5%
Intermountain Power Agency RB
Series A, 5.00%, 07/01/21	3,785	3,885,643
Series A, 5.00%, 07/01/22	2,035	2,188,052
State of Utah GO
5.00%, 07/01/22	5,135	5,526,287
5.00%, 07/01/23	3,785	4,255,097
5.00%, 07/01/24	950	1,113,058
Series 2011-A, 5.00%, 07/01/24 (PR 07/01/21)	2,660	2,734,028
Series A, 4.00%, 07/01/21	1,000	1,022,270

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utah (continued)
Series A, 5.00%, 07/01/22 (PR 07/01/21)	$430	$441,967
Series A, 5.00%, 07/01/26 (PR 07/01/21)	6,430	6,608,947
Series B, 5.00%, 07/01/21	1,000	1,028,070
Series B, 5.00%, 07/01/22	2,000	2,152,400
Series B, 5.00%, 07/01/23	3,555	3,996,531
Series B, 5.00%, 07/01/24	4,500	5,272,380
Series B, 5.00%, 07/01/25	2,000	2,437,340
University of Utah (The) RB, Series A, 5.00%, 08/01/43 (PR 08/01/23) (SAP)	10,010	11,277,266
Utah Transit Authority RB, Series A, 5.00%, 06/15/37 (PR 06/15/25)	4,600	5,577,960

		59,517,296

Virginia — 3.4%
Chesapeake Bay Bridge & Tunnel District RB, 5.00%, 11/01/23	6,300	7,042,644
Commonwealth of Virginia GO
Series A, 5.00%, 06/01/23	755	845,585
Series B, 4.00%, 06/01/23	1,000	1,095,080
Series B, 5.00%, 06/01/21	5,110	5,232,895
Series B, 5.00%, 06/01/21 (ETM)	290	296,870
Series B, 5.00%, 06/01/22	1,300	1,393,847
County of Arlington VA GO, Series A, 5.00%, 08/01/22 (SAW)	1,580	1,708,122
County of Chesterfield VA GO, Series B, 5.00%, 01/01/25	1,790	2,138,030
County of Fairfax VA GO
Series B, 5.00%, 10/01/22 (SAW),	1,705	1,855,449
Series B, 5.00%, 04/01/23 (SAW),	4,000	4,448,360
Series B, 5.00%, 10/01/23 (SAW),	1,535	1,743,299
Series B, 5.00%, 04/01/24 (SAW),	5,000	5,796,900
Series B, 5.00%, 10/01/24 (SAW),	1,990	2,354,369
County of Henrico VA GO, Series A, 5.00%, 08/01/25 (SAW)	1,375	1,677,417
Hampton Roads Transportation Accountability Commission RB, Series A, 5.00%, 07/01/22	5,600	6,014,680
University of Virginia RB, Series B, 5.00%, 08/01/21	7,790	8,038,505
Virginia College Building Authority RB
Series A, 5.00%, 02/01/21	450	453,569
Series A, 5.00%, 02/01/28 (PR 02/01/23)	1,200	1,323,756
Series E, 5.00%, 02/01/23	6,715	7,414,636
Series E, 5.00%, 02/01/24	1,290	1,482,739
Series E, 5.00%, 02/01/25	1,010	1,207,506
Virginia Commonwealth Transportation Board RB
5.00%, 09/15/23	1,065	1,206,017
5.00%, 09/15/23 (PR 03/15/23)	2,700	2,994,138
5.00%, 03/15/24	1,265	1,462,138
5.00%, 09/15/24	2,455	2,895,255
5.00%, 03/15/25	2,075	2,495,333
5.00%, 05/15/25 (PR 05/15/21) (SAP),	3,000	3,066,240
5.00%, 09/15/25	120	147,065
5.00%, 05/15/27 (PR 05/15/21) (SAP),	5,000	5,110,400
5.00%, 05/15/31 (PR 05/15/21)	1,430	1,461,574
5.00%, 05/15/32 (PR 05/15/21) (SAP),	1,250	1,277,600
5.00%, 05/15/34 (PR 05/15/21) (SAP),	1,065	1,088,515
Series A, 5.00%, 05/15/23	1,055	1,178,256
Series A, 5.00%, 05/15/24	7,095	8,256,310
Virginia Public Building Authority RB
Series A, 4.00%, 08/01/28 (PR 08/01/23)	8,675	9,543,020
Series B, 5.00%, 08/01/23	3,005	3,388,347
Series B, 5.00%, 08/01/24	2,055	2,413,371
Series B, 5.00%, 08/01/25	5,000	6,104,900

Security	Par (000)	Value

Virginia (continued)
Virginia Public School Authority RB
5.00%, 08/01/22 (SAW),	$3,935	$4,247,911
5.00%, 08/01/23 (Call 08/01/22)	20	21,585
5.00%, 08/01/23 (PR 08/01/22)	3,650	3,935,138
5.00%, 08/01/24 (SAW),	2,365	2,767,972
Virginia Resources Authority Clean Water Revolving Fund RB, 5.00%, 10/01/22	5,665	6,164,880

		134,790,223

Washington — 3.2%
County of King WA Sewer Revenue RB, Series A, 0.63%, 01/01/32 (Put 07/01/23)(b)(c)	2,000	2,005,160
Energy Northwest RB
5.00%, 07/01/24	8,010	9,362,889
5.00%, 07/01/25	8,425	10,228,624
Series A, 5.00%, 07/01/21	8,550	8,787,519
Series A, 5.00%, 07/01/22	1,230	1,322,717
Series A, 5.00%, 07/01/22 (Call 07/01/21)	5,335	5,482,886
Series A, 5.00%, 07/01/23	1,335	1,498,591
Series A, 5.00%, 07/01/23 (Call 07/01/21)	3,125	3,212,156
State of Washington GO
5.00%, 07/01/24 (Call 07/01/22)	500	537,725
Series 2016A, 5.00%, 07/01/21	7,515	7,725,946
Series A, 5.00%, 08/01/29 (PR 08/01/21)	200	206,420
Series B, 5.00%, 07/01/22	2,815	3,028,124
Series B, 5.00%, 07/01/23	6,025	6,763,303
Series B, 5.00%, 07/01/24	1,930	2,256,729
Series R, 5.00%, 07/01/21	2,000	2,056,140
Series R, 5.00%, 01/01/23	7,000	7,693,910
Series R, 5.00%, 07/01/23	1,610	1,807,289
Series R, 5.00%, 07/01/25	4,500	5,467,950
Series R-2011-A, 5.00%, 01/01/21	1,065	1,069,154
Series R-2012C, 5.00%, 07/01/23 (Call 07/01/22)	1,200	1,290,732
Series R-2012-C, 5.00%, 07/01/24 (Call 07/01/22)	1,045	1,123,845
Series R-2013A, 5.00%, 07/01/24 (Call 07/01/22)	490	526,971
Series R-2015, 5.00%, 07/01/21	1,345	1,382,754
Series R-2015, 5.00%, 07/01/24	1,235	1,444,073
Series R-2015E, 5.00%, 07/01/22	435	467,934
Series R-2017A, 5.00%, 08/01/21	3,440	3,550,424
Series R-2017C, 5.00%, 08/01/24	2,805	3,290,798
Series R-2018C, 5.00%, 08/01/23	2,030	2,286,633
Series R-2018C, 5.00%, 08/01/24	1,800	2,111,742
Series R-2020C, 5.00%, 07/01/25	4,005	4,866,476
Series R-C, 5.00%, 07/01/21	25	25,702
Series R-C, 5.00%, 07/01/23	8,575	9,625,781
Series R-C, 5.00%, 07/01/24 (Call 07/01/23)	4,020	4,514,822
State of Washington RB
Series C, 5.00%, 09/01/21	560	580,014
Series F, 5.00%, 09/01/21	3,250	3,366,155
Series F, 5.00%, 09/01/22	1,555	1,681,686
Series F, 5.00%, 09/01/23 (Call 09/01/22)	155	167,721
Series F, 5.00%, 09/01/24 (Call 09/01/22)	695	751,531

		123,569,026

Wisconsin — 2.1%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB, 5.00%, 06/01/30 (PR 06/01/24)	1,785	2,077,329
State of Wisconsin GO
Series 1, 5.00%, 05/01/21	2,100	2,142,042
Series 1, 5.00%, 11/01/21	2,010	2,098,802
Series 1, 5.00%, 05/01/22	2,465	2,633,064

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
Series 1, 5.00%, 05/01/22 (PR 05/01/21)	$1,010	$1,030,357
Series 1, 5.00%, 05/01/23	2,050	2,285,770
Series 1, 5.00%, 11/01/23	2,340	2,663,786
Series 1, 5.00%, 05/01/24 (Call 05/01/23)	1,165	1,300,187
Series 1, 5.00%, 11/01/24	225	266,600
Series 2, 5.00%, 11/01/21	2,075	2,166,674
Series 2, 5.00%, 11/01/22	14,605	15,952,311
Series 2, 5.00%, 11/01/22 (Call 11/01/21)	265	276,684
Series 2, 5.00%, 05/01/24 (PR 05/01/22)	2,035	2,173,136
Series 2, 5.00%, 11/01/24	2,645	3,134,034
Series 3, 5.00%, 11/01/21	235	245,382
Series 3, 5.00%, 11/01/23 (Call 11/01/22)	6,735	7,357,853
Series 4, 5.00%, 05/01/25 (Call 11/01/24)	5,235	6,196,146
Series A, 5.00%, 05/01/32 (PR 05/01/23)	5,000	5,575,050
Series B, 5.00%, 05/01/32 (PR 05/01/21)	800	816,152
State of Wisconsin RB
Series A, 5.00%, 05/01/22	13,500	14,416,380
Series A, 5.00%, 05/01/24	270	313,300
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/21	1,730	1,778,354
Series 1, 5.00%, 07/01/21 (ETM)	550	565,472
Series 1, 5.00%, 07/01/22	1,770	1,904,290
Series A, 5.00%, 07/01/21	1,030	1,058,788

		80,427,943

Total Municipal Debt Obligations — 98.7% (Cost: $3,809,688,759)		3,861,426,417

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Liquidity Funds: MuniCash, 0.00%(d)(e)	4,424	$4,424,844

Total Short-Term Investments — 0.1% (Cost: $4,423,262)		4,424,844

Total Investments in Securities — 98.8% (Cost: $3,814,112,021)		3,865,851,261

Other Assets, Less Liabilities — 1.2%		48,070,273

Net Assets — 100.0%		$3,913,921,534

(a)	Zero-coupon bond.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$3,193,077	$1,236,638	(a)	$—	$(5,908)	$1,037	$4,424,844	4,424	$45,603	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$3,861,426,417	$—	$3,861,426,417
Money Market Funds	4,424,844	—	—	4,424,844

	$4,424,844	$3,861,426,417	$—	$3,865,851,261

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Short-Term National Muni Bond ETF

Portfolio Abbreviations - Fixed Income

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	Ambac Assurance Corp.

COP	Certificates of Participation

ETM	Escrowed to Maturity

GO	General Obligation

GOL	General Obligation Limited

GTD	Guaranteed

HERBIP	Higher Education Revenue Bond Intercept Program

NPFGC	National Public Finance Guarantee Corp.

PR	Prerefunded

PSF	Permanent School Fund

RB	Revenue Bond

SAP	Subject to Appropriations

SAW	State Aid Withholding